General Information (Details)	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2025
Yarrow Biotechnology, Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	8.00%
ProQR Therapeutics Holding B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics I B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics II B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics III B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics IV B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics V B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics VI B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics VII B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics VIII B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics IX B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics I Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%